Fair Value Measurement	9 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement

NOTE 5 - FAIR VALUE MEASUREMENT

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

NOTE 5 - FAIR VALUE MEASUREMENT (continued)

The Company’s assets and liabilities that are measured at fair value as of September 30, 2018 and December 31, 2017 are classified in the tables below in one of the three categories described above:

	September 30,	December 31,
	2018	2017
Money market and mutual funds(1) - Level 1	$89,486	$26,127
Short-term investments - Level 2	—	36,001
Other - Level 3	—	—

(1)	Included in cash and cash equivalents on the consolidated balance sheets. The carrying amount approximates fair value.

The table below sets forth a summary of the changes in the fair value of the warrants for preferred shares classified as Level 3:

	Nine Months Ended September 30,		Three Months Ended September 30,
	2018	2017	2018	2017
Balance at the beginning of the period	$—	$3,612	$—	$—
Changes in fair value during the period	—	168	—	—
Exercise of warrants to preferred shares	—	(3,780)	—	—
Balance at end of the period	$—	$—	$—	$—